Note 21 - Deferred tax assets and liabilities - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		$ 29,174	$ 49,211
Translation differences		822	(133)
Decrease due to sale of subsidiaries			(533)
Charged to other comprehensive income		2,673	6,648
Income statement (credit) / charge		27,530	(26,019)
At the end of the year		60,199	29,174
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(25,083)	(21,208)
Translation differences		(345)	506
Decrease due to sale of subsidiaries	[1]
Charged to other comprehensive income
Income statement (credit) / charge		(389)	(4,381)
At the end of the year		(25,817)	(25,083)
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(85,037)	(85,937)
Translation differences		114	606
Decrease due to sale of subsidiaries	[1]		93
Charged to other comprehensive income
Income statement (credit) / charge		(95,229)	201
At the end of the year		(180,152)	(85,037)
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(485,763)	(480,149)
Translation differences		747	80
Decrease due to sale of subsidiaries	[1]
Charged to other comprehensive income
Income statement (credit) / charge		174,427	(5,694)
At the end of the year		(310,589)	(485,763)
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(176,627)	(206,958)
Translation differences		(245)	1,195
Decrease due to sale of subsidiaries	[1]		11
Charged to other comprehensive income		954	2,587
Income statement (credit) / charge		18,934	26,538
At the end of the year		(156,984)	(176,627)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(772,510)	(794,252)
Translation differences		271	2,387
Decrease due to sale of subsidiaries	[1]		104
Charged to other comprehensive income		954	2,587
Income statement (credit) / charge		97,743	16,664
At the end of the year		(673,542)	(772,510)
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		669,830	702,415
Translation differences		(64)	(461)
Decrease due to sale of subsidiaries	[1]		(637)
Charged to other comprehensive income
Income statement (credit) / charge		(94,099)	(31,487)
At the end of the year		575,667	669,830
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		27,508	15,255
Translation differences		15
Decrease due to sale of subsidiaries	[1]
Charged to other comprehensive income
Income statement (credit) / charge		16,009	12,253
At the end of the year		43,532	27,508
Deferred tax liabilities, intangible assets and other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		104,346	125,793
Translation differences		600	(2,059)
Decrease due to sale of subsidiaries	[1]
Charged to other comprehensive income		1,719	4,061
Income statement (credit) / charge		7,877	(23,449)
At the end of the year		114,542	104,346
Deferred Tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		801,684	843,463
Translation differences		551	(2,520)
Decrease due to sale of subsidiaries	[1]		(637)
Charged to other comprehensive income		1,719	4,061
Income statement (credit) / charge		(70,213)	(42,683)
At the end of the year		$ 733,741	$ 801,684

[1]	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.